Derivatives - Schedule of Gain/(losses) on Derivative Instruments (Details) - Coinshares International Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Gain/(losses) on Derivative Instruments [Line Items]
Gains/(losses) on derivative instruments	$ 788,172	$ (857,140)	$ (308,650)
Digital asset perpetuals and futures (DA settled) [Member]
Schedule of Gain/(losses) on Derivative Instruments [Line Items]
Gains/(losses) on derivative instruments	62,506	18,689	4,026
Cash-settled derivatives [Member]
Schedule of Gain/(losses) on Derivative Instruments [Line Items]
Gains/(losses) on derivative instruments	(11,937)	(54,473)	21,294
OTC liabilities [Member]
Schedule of Gain/(losses) on Derivative Instruments [Line Items]
Gains/(losses) on derivative instruments	6,030	(5,082)	(11,459)
CS Physical Certificate Liabilities and XBT CS Physical Certificate Liabilities [Member]
Schedule of Gain/(losses) on Derivative Instruments [Line Items]
Gains/(losses) on derivative instruments	635,929	(708,451)	(224,824)
Solana seed [Member]
Schedule of Gain/(losses) on Derivative Instruments [Line Items]
Gains/(losses) on derivative instruments	$ 95,644	$ (107,823)	$ (97,687)